Interim Consolidated Statement of Changes in Shareholders' Equity - CAD ($)	Common Shares	Class "B" Common Shares	Share Capital	Contributed Surplus	Deficit	Total
Beginning balance, shares at Dec. 31, 2017	49,661,150	100,000
Beginning balance, amount at Dec. 31, 2017			$ 4,106,207	$ 0	$ (5,176,116)	$ (1,069,909)
Shares issued pursuant to conversion of convertible promissory notes, shares	4,328,916
Shares issued pursuant to conversion of convertible promissory notes, amount			466,019			466,019
Shares issued pursuant to consulting contracts, shares	600,000
Shares issued pursuant to consulting contracts, amount			7,373			7,373
Stock-based Compensation						0
Net loss for the period					(297,323)	(297,323)
Ending balance, shares at Mar. 31, 2018	47,838,566	100,000
Ending balance, amount at Mar. 31, 2018			4,579,598	0	(5,472,718)	(893,841)
Beginning balance, shares at Dec. 31, 2018	226,411,904	100,000
Beginning balance, amount at Dec. 31, 2018			6,047,999	0	(6,298,936)	(250,937)
Class B common shares issued, shares		1,000,000
Class B common shares issued, amount			100			100
Shares issued pursuant to conversion of convertible promissory notes, shares	14,662,819
Shares issued pursuant to conversion of convertible promissory notes, amount			82,363			82,363
Stock-based Compensation				60,000		60,000
Net loss for the period					(285,746)	(285,746)
Ending balance, shares at Mar. 31, 2019	241,074,723	1,100,000
Ending balance, amount at Mar. 31, 2019			$ 6,130,462	$ 60,000	$ (6,584,682)	$ (394,220)